Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for Non-PEO NEOs (1)	Average CAP to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On (3):		Net Income (in thousands) (4) (5)	FFO Per Share (5) (6)
					TSR	Peer Group TSR
2022	$5,572,678	$2,819,861	$1,703,776	$983,204	$68.67	$62.07	$167,445	$2.72

2021	$4,804,609	$6,911,912	$1,604,836	$2,155,707	$105.10	$99.51	$278,996	$2.75

2020	$3,907,620	$3,832,536	$1,347,759	$1,288,015	$85.24	$81.56	$238,114	$2.78

Company Selected Measure Name	FFO per share
Named Executive Officers, Footnote [Text Block]	Amounts reflect total compensation reported in the SCT for our principal executive officer (the “PEO”), M. Colin Connolly, and an average of total compensation reported in the SCT for our four other non-PEO NEOs for each applicable year. The non-PEO NEOs in each of the 2022 and 2021 periods were Gregg D. Adzema, Kennedy Hicks, Richard G. Hickson IV, and John S. McColl. The non-PEO NEOs for the 2020 period were Gregg D. Adzema, Pamela F. Roper, Richard G. Hickson, and John S. McColl .
Peer Group Issuers, Footnote [Text Block]	Our TSR Peer Group are members of the FTSE Nareit Equity Office Index. As shown in the chart below, the calculated CAP for both the PEO and the Non-PEO NEOs is correlated with the Company’s TSR for each of the years set forth in the table above. This is due primarily to the Company’s use of equity awards in the long-term incentive compensation plan, which results in the alignment of the value of our executives’ outstanding and unvested awards with shareholders’ interests. As described in detail in the Compensation Discussion and Analysis beginning on page 53, the value of the awards issued under our long-term incentive compensation program are directly linked to stock price and represent a substantial portion of our NEOs’ compensation which serves to align our executives’ interests with our shareholders’ interests. The impact of equity incentive compensation is greater for the PEO’s CAP calculation because the portion of his compensation that is delivered in the form of equity incentives is greater than that portion for the Non-PEO NEOs. During the covered years, the CAP to the PEO and the Non-PEO NEOs moved in the same direction as the Company’s TSR.
PEO Total Compensation Amount	$ 5,572,678	$ 4,804,609	$ 3,907,620
PEO Actually Paid Compensation Amount	$ 2,819,861	6,911,912	3,832,536
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to SCT in calculation of CAP. The Company does not maintain a defined benefit pension plan, so no pension adjustments were made. The CAP reflected below does not reflect the actual amount of compensation delivered to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

PEO Reconciliation of SCT to CAP:	2022	2021	2020
SCT Total for PEO	$5,572,678	$4,804,609	$3,907,620

PEO Adjustments: (A)
Remove stock compensation included in SCT	(3,828,832)	(2,999,439)	(2,403,537)
Add Fair value of awards granted in year and unvested as of year-end	2,713,764	4,002,325	2,253,804
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(1,860,649)	904,595	(62,185)
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that vested during year	(45,565)	(12,480)	13,772
Add Dividends Paid on Unvested Awards (B)	268,465	212,302	123,062
Total Adjustments	(2,752,817)	2,107,303	(75,084)

CAP to PEO	$2,819,861	$6,911,912	$3,832,536
In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•The fair value of the Market RSUs settled in company shares reflects the fair market value per RSU determined using a Monte Carol valuation as of December 31 for each respective year, with the exception of the December 31, 2022 value of the 2020 grant, which is based on the closing share price of Cousins Common Stock times the completed achievement of 194.4% of this award.
•The fair value of the Performance RSUs settled in company shares reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied times the shares to be awarded upon vesting (using the most probable outcome of the performance condition for performance based awards).
•The fair value of the Service, Performance, and Market Based RSUs settled in cash, reflects the average of the closing price of Cousins Common Stock of each trading day in the 30 day period ending on December 31 for each respective year or the vesting date (for awards that vested during the year at a date other than year end) times the shares awarded or to be awarded upon vesting (using the most probable outcome of the performance or market condition for performance and market based awards.)
•The fair value of restricted stock reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied times the number of shares outstanding or, for awards that vested during the year, the closing price of Cousins Stock as of the vesting date multiplied by the number of shares that vested.
	Our restricted stock award recipients, including our NEOs, receive dividend payments on restricted stock prior to vesting. These amounts reflect the dividends actually paid with respect to unvested restricted stock in the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 1,703,776	1,604,836	1,347,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 983,204	2,155,707	1,288,015
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to SCT in calculation of CAP. The Company does not maintain a defined benefit pension plan, so no pension adjustments were made. The CAP reflected below does not reflect the actual amount of compensation delivered to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

Non-PEO Reconciliation of SCT to CAP:	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$1,703,776	$1,604,836	$1,347,759

Non-PEO NEO Adjustments: (A)
Remove stock compensation included in SCT	(809,396)	(695,329)	(580,853)
Add Fair value of awards granted in year and unvested as of year-end	573,678	917,167	544,666
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(533,304)	266,850	(85,122)
Add (subtract) changes in fair value from prior year-end to current year-end of awards granted prior to year that vested during year	(11,274)	3,186	8,509
Add Dividends Paid on Unvested Awards (B)	59,724	58,997	53,056
Total Adjustments	(720,572)	550,871	(59,744)

Average CAP to Non-PEO NEOs	$983,204	$2,155,707	$1,288,015
In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•The fair value of the Market RSUs settled in company shares reflects the fair market value per RSU determined using a Monte Carol valuation as of December 31 for each respective year, with the exception of the December 31, 2022 value of the 2020 grant, which is based on the closing share price of Cousins Common Stock times the completed achievement of 194.4% of this award.
•The fair value of the Performance RSUs settled in company shares reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied times the shares to be awarded upon vesting (using the most probable outcome of the performance condition for performance based awards).
•The fair value of the Service, Performance, and Market Based RSUs settled in cash, reflects the average of the closing price of Cousins Common Stock of each trading day in the 30 day period ending on December 31 for each respective year or the vesting date (for awards that vested during the year at a date other than year end) times the shares awarded or to be awarded upon vesting (using the most probable outcome of the performance or market condition for performance and market based awards.)
•The fair value of restricted stock reflects the closing price of Cousins Common Stock as of December 31, for each respective year multiplied times the number of shares outstanding or, for awards that vested during the year, the closing price of Cousins Stock as of the vesting date multiplied by the number of shares that vested.
	Our restricted stock award recipients, including our NEOs, receive dividend payments on restricted stock prior to vesting. These amounts reflect the dividends actually paid with respect to unvested restricted stock in the applicable year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	The chart below shows the relationship between CAP (for both our PEO and Non-PEO NEOs) and two financial performance measures, Net Income and FFO per share.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below shows the relationship between CAP (for both our PEO and Non-PEO NEOs) and two financial performance measures, Net Income and FFO per share.
Tabular List [Table Text Block]

Performance Measures	Measurement Type
FFO per share	Non-GAAP financial measure
Leasing Activity Volume	Statistical / non-financial measure
Net Effective Rent	Statistical / non-financial measure

Total Shareholder Return Amount	$ 68.67	105.10	85.24
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 167,445,000	$ 278,996,000	$ 238,114,000
Company Selected Measure Amount | $ / shares	2.72	2.75	2.78
PEO Name	M. Colin Connolly
Additional 402(v) Disclosure [Text Block]	See the Company’s Consolidated Statements of Operations as presented in its Annual Report on Form 10-K Filed in February 9th, 2023.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per share
Non-GAAP Measure Description [Text Block]	The Company believes FFO per share represents its most important financial performance measure in setting pay-for-performance, other than TSR and Net Income, for the most recently completed fiscal year. FFO per share represents 40% of our 2022 cash bonus program goals. In addition, the cumulative three-year FFO per share is used to determine the shares to be awarded at the end of the three-year vesting period of our Performance-based RSUs. See Appendix A for reconciliation from Net Income Available to Common Stockholders per share to FFO per share and further discussion of these and other performance measures on page 55.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leasing Activity Volume
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Effective Rent
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,752,817)	$ 2,107,303	$ (75,084)
PEO [Member] | Adjustment, Remove Stock Compensation Included In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,828,832)	(2,999,439)	(2,403,537)
PEO [Member] | Adjustment, Add Fair Value Of Awards Granted In Year And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,713,764	4,002,325	2,253,804
PEO [Member] | Adjustment, Add (Subtract) Changes In Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,860,649)	904,595	(62,185)
PEO [Member] | Adjustment, Add (Subtract) Changes In Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,565)	(12,480)	13,772
PEO [Member] | Adjustment, Add Dividends Paid On Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	268,465	212,302	123,062
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,572)	550,871	(59,744)
Non-PEO NEO [Member] | Adjustment, Remove Stock Compensation Included In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(809,396)	(695,329)	(580,853)
Non-PEO NEO [Member] | Adjustment, Add Fair Value Of Awards Granted In Year And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	573,678	917,167	544,666
Non-PEO NEO [Member] | Adjustment, Add (Subtract) Changes In Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(533,304)	266,850	(85,122)
Non-PEO NEO [Member] | Adjustment, Add (Subtract) Changes In Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,274)	3,186	8,509
Non-PEO NEO [Member] | Adjustment, Add Dividends Paid On Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 59,724	$ 58,997	$ 53,056